Accounts receivable	12 Months Ended
Dec. 31, 2020
Accounts receivable
Accounts receivable

7.Accounts receivable

Details of accounts receivable were as follows:

	December 31,	December 31,
	2020	2019
	$	$
1 – 30 days	309,362	71,423
31 – 60 days	226,713	9,483
61 – 90 days	253,141	17,753
Greater than 90 days	218,008	5,469
Total trade accounts receivable	1,007,224	104,128
Unbilled trade receivables	1,132,911	—
Other receivables	931,041	—
Sales tax receivable	258,477	106,412
	3,329,653	210,540

As at December 31, 2020 other receivables primarily included an amount of $892,609 to be received for HPQ shares sold before year end with proceeds not having been received.

There is no material allowance for expected credit losses recorded as at December 31, 2020 and December 31, 2019.